Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.5%)
Alphabet, Inc. - Class A *	22,302	27,234
Alphabet, Inc. - Class C *	22,345	27,238
Facebook, Inc. - Class A *	298,153	53,095

Total		107,567

Consumer Discretionary (18.3%)
Alibaba Group Holding, Ltd., ADR *	289,835	48,469
Amazon.com, Inc. *	34,022	59,059
Starbucks Corp.	353,925	31,294
Yum China Holdings, Inc.	296,772	13,483
Yum! Brands, Inc.	171,982	19,508

Total		171,813

Consumer Staples (14.4%)
The Coca-Cola Co.	461,064	25,101
Colgate-Palmolive Co.	254,520	18,710
Danone SA, ADR	1,538,914	26,977
Monster Beverage Corp. *	544,061	31,588
The Procter & Gamble Co.	260,285	32,374

Total		134,750

Energy (1.3%)
Schlumberger, Ltd.	368,405	12,588

Total		12,588

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Financials (4.8%)
American Express Co.	74,504	8,812
FactSet Research Systems, Inc.	62,980	15,302
SEI Investments Co.	352,678	20,898

Total		45,012

Health Care (14.2%)
Alcon, Inc. *	32,869	1,916
Amgen, Inc.	77,199	14,939
Cerner Corp.	310,426	21,162
Merck & Co., Inc.	132,912	11,189
Novartis AG, ADR	163,457	14,204
Novo Nordisk A/S, ADR	503,831	26,048
Regeneron Pharmaceuticals, Inc. *	87,102	24,162
Roche Holding AG, ADR	200,012	7,290
Varian Medical Systems, Inc. *	100,041	11,914

Total		132,824

Industrials (5.4%)
Deere & Co.	150,532	25,392
Expeditors International of Washington, Inc.	339,873	25,249

Total		50,641

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology (29.2%)
Autodesk, Inc. *	241,908	35,730
Automatic Data Processing, Inc.	55,783	9,005
Cisco Systems, Inc.	532,115	26,292
Microsoft Corp.	259,591	36,091
NVIDIA Corp.	134,138	23,349
Oracle Corp.	885,303	48,718
QUALCOMM, Inc.	397,237	30,301
Visa, Inc. - Class A	377,180	64,879

Total		274,365

Total Common Stocks (Cost: $613,161)		929,560

Short-Term Investments (0.9%)
Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	8,579,690	8,580

Total		8,580

Total Short-Term Investments (Cost: $8,580)		8,580

Total Investments (100.0%) (Cost: $621,741)@		938,140

Other Assets, Less Liabilities (0.0%)		(81)

Net Assets (100.0%)		938,059

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $621,741 and the net unrealized appreciation of investments based on that cost was $316,399 which is comprised of $340,237 aggregate gross unrealized appreciation and $23,838 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$929,560	$—	$—
Short-Term Investments	8,580	—	—

Total Assets:	$938,140	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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